FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 86.4% (a)
COMMON STOCKS - 78.6% (a)
COMMERCIAL SERVICES SECTOR - 10.3%
	Advertising/Marketing Services - 2.5%
14,200,000	WPP PLC (Jersey) (b)	$178,870,354
	Miscellaneous Commercial Services - 5.3%
3,600,000	Bureau Veritas S.A. (France) (b)	88,858,220
2,030,000	DKSH Holding AG (Switzerland) (b)	118,949,031
2,025,000	Secom Co. Ltd. (Japan) (b)	174,493,887
		382,301,138
	Personnel Services - 2.5%
3,080,000	Adecco Group AG (Switzerland) (b)	185,099,951
COMMUNICATIONS SECTOR - 2.2%
	Wireless Telecommunications - 2.2%
2,793,500	Millicom International Cellular S.A. (Luxembourg)	156,058,878
CONSUMER DURABLES SECTOR - 4.1%
	Electronics/Appliances - 2.3%
6,570,000	Electrolux AB - Series B (Sweden) (b)	168,412,317
	Motor Vehicles - 1.8%
11,580,000	Isuzu Motors Ltd. (Japan) (b)	132,256,089
CONSUMER NON-DURABLES SECTOR - 8.6%
	Food: Major Diversified - 3.0%
2,080,000	Nestlé S.A. (Switzerland) (b)	215,326,264
	Household/Personal Care - 5.6%
2,320,000	Henkel AG & Co. KGaA (Germany) (b)	213,224,950
3,165,000	Unilever PLC (Britain) (b)	196,468,950
		409,693,900
CONSUMER SERVICES SECTOR - 13.5%
	Broadcasting - 0.9%
7,750,000	Grupo Televisa S.A.B. - SP-ADR (Mexico)	65,410,000
	Cable/Satellite TV - 1.0%
3,410,000	Shaw Communications Inc. (Canada)	69,577,488
	Movies/Entertainment - 4.5%
37,700,000	Merlin Entertainments PLC (Britain) (b)	215,499,909
4,000,000	Vivendi S.A. (France) (b)	109,770,761
		325,270,670
	Other Consumer Services - 1.3%
48,648	Booking Holdings Inc. (United States) *	91,200,892
	Restaurants - 5.8%
7,375,000	Compass Group PLC (Britain) (b)	176,792,442
4,223,000	Whitbread PLC (Britain) (b)	248,472,470
		425,264,912
DISTRIBUTION SERVICES SECTOR - 4.8%
	Wholesale Distributors - 4.8%
4,950,000	Ferguson PLC (Jersey) (b)	352,391,489
ELECTRONIC TECHNOLOGY SECTOR - 4.6%
	Aerospace & Defense - 2.4%
1,210,000	Safran S.A. (France) (b)	177,013,100
	Electronic Components - 2.2%
1,700,000	TE Connectivity Ltd. (Switzerland)	162,826,000

FINANCE SECTOR - 6.1%
	Property/Casualty Insurance - 6.1%
1,400,000	Chubb Ltd. (Switzerland)	206,206,000
477,000	Fairfax Financial Holdings Ltd. (Canada)	234,123,569
		440,329,569
HEALTH TECHNOLOGY SECTOR - 2.7%
	Medical Specialties - 2.7%
9,150,000	Smith & Nephew PLC (Britain) (b)	198,689,456
INDUSTRIAL SERVICES SECTOR - 2.2%
	Oilfield Services/Equipment - 2.2%
4,065,000	Schlumberger Ltd. (Curacao)	161,543,100
PROCESS INDUSTRIES SECTOR - 2.8%
	Chemicals: Agricultural - 2.8%
3,870,000	Nutrien Ltd. (Canada)	206,890,200
PRODUCER MANUFACTURING SECTOR - 6.2%
	Industrial Conglomerates - 6.2%
5,215,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	198,989,986
12,825,000	Smiths Group PLC (Britain) (b)	255,168,606
		454,158,592
RETAIL TRADE SECTOR - 3.9%
	Department Stores - 1.7%
29,849,000	B&M European Value Retail S.A. (Luxembourg) (b)	126,428,481
	Specialty Stores - 2.2%
16,450,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	162,258,681
TECHNOLOGY SERVICES SECTOR - 2.9%
	Information Technology Services - 2.9%
1,160,000	Accenture PLC (Ireland)	214,333,200
TRANSPORTATION SECTOR - 3.7%
	Air Freight/Couriers - 1.4%
1,365,000	Expeditors International of Washington Inc. (United States)	103,548,900
	Other Transportation - 2.3%
37,413,000	Bolloré (France) (b)	165,081,932
	Total common stocks (cost $5,274,182,210)	5,730,235,553

PREFERRED STOCKS - 7.8%(a)
CONSUMER DURABLES SECTOR - 1.4%
	Motor Vehicles - 1.4%
1,395,000	Hyundai Motor Co. (South Korea) (b)	104,363,822
CONSUMER NON-DURABLES SECTOR - 3.0%
	Household/Personal Care - 3.0%
1,147,000	Amorepacific Corp. (South Korea) (b)	85,794,027
187,000	LG Household & Health Care Ltd. (South Korea) (b)	130,605,009
		216,399,036
ELECTRONIC TECHNOLOGY SECTOR - 3.4%
	Telecommunications Equipment - 3.4%
7,350,000	Samsung Electronics Co. Ltd. (South Korea) (b)	243,758,058
	Total preferred stocks (cost $478,730,857)	564,520,916
	Total long-term investments (cost $5,752,913,067)	6,294,756,469

Principal Amount
SHORT-TERM INVESTMENTS - 13.3% (a)
	Bank Deposit Account - 9.2%
$ 670,883,462	U.S. Bank N.A., 2.30% ^	670,883,462
	Total bank deposit account (cost $670,883,462)	670,883,462
	U.S. Treasury Securities - 4.1%
100,000,000	U.S. Treasury Bills, 1.872%, due 07/25/19 ^	99,870,00
100,000,000	U.S. Treasury Bills, 2.047%, due 08/15/19 ^	99,738,437
100,000,000	U.S. Treasury Bills, 2.052%, due 09/19/19 ^	99,538,296
	Total U.S. treasury securities (cost $299,083,500)	299,146,733
	Total short-term investments (cost $969,966,962)	970,030,195
	Total investments - 99.7% (cost $6,722,880,029)	7,264,786,664

	Other assets, less liabilities - 0.3% (a)	21,148,720
	TOTAL NET ASSETS - 100.0%	$7,285,935,384

^	The rate shown is as of June 30, 2019.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2.  As of June 30, 2019 the aggregate value of these securities was $4,623,038,242.

PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2019 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2019			June 30, 2019	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
07/26/19	The Bank of New York Mellon	1,260,000,000	British Pound	$1,602,458,652	1,639,209,600	U.S. Dollar	$1,639,209,600	$36,750,948
07/26/19	JPMorgan Chase Bank, N.A.	350,000,000	Canadian Dollar	267,450,391	259,898,417	U.S. Dollar	259,898,417	$(7,551,974)
07/26/19	State Street Bank and Trust Co.	655,000,000	Euro	746,583,384	738,574,725	U.S. Dollar	738,574,725	$(8,008,659)
07/26/19	Goldman Sachs & Co. LLC	31,000,000,000	Japanese Yen	288,174,118	279,498,093	U.S. Dollar	279,498,093	$(8,676,025)
07/26/19	The Bank of New York Mellon	750,000,000	Mexican Peso	38,891,644	38,938,788	U.S. Dollar	38,938,788	$47,144
07/26/19	State Street Bank and Trust Co.	625,000,000,000	South Korea Won	541,749,578	541,664,861	U.S. Dollar	541,664,861	$(84,717)
07/26/19	JPMorgan Chase Bank, N.A.	1,500,000,000	Swedish Krona	161,887,288	160,625,368	U.S. Dollar	160,625,368	$(1,261,920)
07/26/19	JPMorgan Chase Bank, N.A.	575,000,000	Swiss Franc	590,621,159	569,484,542	U.S. Dollar	569,484,542	$(21,136,617)
				$4,237,816,214			$4,227,894,394	$(9,921,820)

07/26/19	JPMorgan Chase Bank, N.A.	118,611,727	U.S. Dollar	118,611,727	115,000,000	Swiss Franc	$118,124,232	(487,495)
				$4,356,427,941			$4,346,018,626	$(10,409,315)

FMI International Fund

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2019, based on the inputs used to value them:

		Other
		Financial
Valuation Inputs	Investments in Securities	Instruments^
Assets:
Level 1 – Common Stocks	$1,671,718,227	$ ---
Level 1 – Short-Term Bank Deposit Account	670,883,462	---
Total Level 1	2,342,601,689
Level 2 – Common Stocks	4,058,517,326	---
Level 2 – Preferred Stocks	564,520,916	---
Level 2 – Short-Term U.S. Treasury Securities	299,146,733	---
Level 2 – Forward Currency Contracts	---	36,798,092
Total Level 2	4,922,184,975	36,798,092
Level 3 -	---	---
Total Assets	7,264,786,664	36,798,092
Liabilities:
Level 2 – Forward Currency Contracts	---	(47,207,407)

Total	$7,264,786,664	($10,409,315)

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were eight forward currency contracts outstanding during the nine month period ending June 30, 2019. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.